Income Taxes (Earnings From Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States	$ 585	$ 566	$ 268
Other nations	295	315	213
Earnings from continuing operations before income taxes	$ 880	$ 881	$ 481